Fair Value Measurements (Tables)	6 Months Ended
Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of financial instruments measured at fair value on a recurring basis
	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$33,341	$—	$—	$33,341
Total financial assets	$33,341	$—	$—	$33,341

Financial liabilities:
Unvested founder shares liability	$—	$—	$428	428
Warrant liabilities	—	—	2,362	2,362
Total financial liabilities	$—	$—	$2,790	$2,790
	As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Convertible promissory notes and embedded warrants	$—	$—	$89,663	$89,663
Warrant liabilities	—	—	4,149	4,149
Total financial liabilities	$—	$—	$93,812	$93,812

Schedule of weighted-average assumptions made in estimating the fair value
	As of December 31, 2022	As of Merger Date
Expected volatility	73.3%	76.2%
Expected term (in years)	4.7	5.0
Risk-free interest rate	3.9%	3.7%

Schedule of estimated the fair value of the convertible promissory notes
	As of June 30, 2022
	Next Financing – Private	Next Financing – Public	Change in Control	Maturity Date	Default
Probability of conversion	10.0%	80.0%	5.0%	5.0%	—
Expected term (in years)	0.3	0.2	0.2	0.3	—
Discount rate	16.5%	16.5%	16.5%	—%	—
	As of December 31, 2022	As of June 30, 2022
Risk-free interest rate	4.03%	3.00%
Expected term (in years)	5.09	5.93
Expected volatility	61.74%	65.72%
Expected dividend yield	—	—
Exercise price	$10.40	$7.48

Schedule of fair value of Level 3 convertible promissory notes
	As of June 30, 2022
	Carrying Amount	Amount Charged to Earnings	Fair Value
Convertible promissory notes and embedded warrants	$51,816	$37,847	$89,663
Total	$51,816	$37,847	$89,663

Schedule of fair value of the Company’s Level 3 liabilities
	Convertible Promissory Notes and Embedded Warrants	Warrant Liabilities	Unvested Founder Shares Liability
Balance at June 30, 2021	$62,581	$1,434	$—
Issuance of convertible promissory notes	500	—	—
Change in fair value	26,909	2,768	—
Balance at December 31, 2021	$89,990	$4,202	$—
	Convertible Promissory Notes and Embedded Warrants	Warrant Liabilities	Unvested Founder Shares Liability
Balance at June 30, 2022	$89,663	$4,149	$—
Reclassification of liability classified warrants to equity	—	(830)	—
Issuance of warrants	—	843	—
Recognition of warrants and unvested founder shares liabilities assumed upon Merger	—	9,388	1,588
Change in fair value	(48,271)	(11,188)	(1,160)
Conversion of warrant liabilities and convertible promissory notes	(41,392)	—	—
Balance at December 31, 2022	$—	$2,362	$428